UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
          Washington, DC 20549
                 FORM 13F
           FORM 13F COVER PAGE

Report for the Calender Year of Quarter Ended: 12/31/2012
Check here if Amendment[ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Aft, Forsyth & Sober, LLC
Address:    4355 Lynx Paw Trail
            Valrico, FL 33596


13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name       David Forsyth
Title      Compliance Officer
Phone      (561) 296-6680
Signature, Place, and Date of Signing:

 /s/ David Forsyth in Palm Beach, FL on 02/11/2013


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 55
Form 13F Information Table Value Total (x 1000): 377,798

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to wich this report is filled, other than the manager filing this report.
NONE

                                 TITLE                VALUE    SHRS OR          PUT/  INVESTMENT  OTHER     VOTING AUTH
NAME OF ISSUER                OF CLASS  CUSIP     (X$1000)     PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS  SOLE   SHAR NONE
Alerian MLP ETF                    ETF  00162Q866     2,454     153875      SH              SOLE            153875
Apple Computer Inc.                COM  037833100        27         50      SH              SOLE                50
Bank of America Corp               COM  060505104       249      21440      SH              SOLE             21440
Bank of Hawaii Corp.               COM  062540109        22        500      SH              SOLE               500
Brookfield Asset Mgmt, Inc.        COM  112585104        24        650      SH              SOLE               650
Consumer Discret Select Sector     ETF  81369Y407     7,735     163050      SH              SOLE            163050
Consumer Staples Spdr              ETF  81369Y308     8,040     230359      SH              SOLE            230359
Costco Wholesale Corp              COM  22160K105        20        200      SH              SOLE               200
CVS Corp.                          COM  126650100        12        250      SH              SOLE               250
Energy Transfer Partners, L.P.     ETF  29273R109        33        770      SH              SOLE               770
Facebook Inc Class A               COM  30303M102       173       6500      SH              SOLE              6500
Financial Spdr                     ETF  81369Y605     7,030     428925      SH              SOLE            428925
First Trust Consumer Discretio     ETF  33734X101         4        191      SH              SOLE               191
First Trust Large Cap Fund         ETF  33734K109         9        281      SH              SOLE               281
General Electric Co.               COM  369604103        31       1500      SH              SOLE              1500
Google Inc.                        COM  38259P508        74        104      SH              SOLE               104
Gulf Keystone Petroleum Ltd.       COM  G4209G108        14       5000      SH              SOLE              5000
High Yield Muni Idx ETF            ETF  57060U878     5,818     177175      SH              SOLE            177175
iShares Barclays 7-10 Year Tre     ETF  464287440        17        155      SH              SOLE               155
iShares Cohen & Steers Realty      ETF  464287564    21,903     278875      SH              SOLE            278875
iShares COMEX Gold Trust           ETF  464285105     8,345     512635      SH              SOLE            512635
iShares Dow Jone Real Estate       ETF  464287739        13        200      SH              SOLE               200
iShares High Yield Corp Bond F     ETF  464288513    11,025     118100      SH              SOLE            118100
iShares iBoxx Corporate Bond F     ETF  464287242    11,612      95975      SH              SOLE             95975
iShares Lehamn US Treas. Inf P     ETF  464287176        61        500      SH              SOLE               500
iShares Lehman Agg Bond Fund       ETF  464287226        11        100      SH              SOLE               100
iShares MSCI EAFE Index            ETF  464287465        39        688      SH              SOLE               688
iShares MSCI Emerging Markets      ETF  464287234    20,914     471577      SH              SOLE            471577
iShares S&P 100                    ETF  464287101    15,234     235500      SH              SOLE            235500
iShares S&P Mid Cap 400            ETF  464287507    54,798     538817      SH              SOLE            538817
iShares S&P Municipal Bond Fun     ETF  464288414     1,250      11300      SH              SOLE             11300
iShares S&P Small Cap 600          ETF  464287804    41,192     527430      SH              SOLE            527430
iShares S&P US Preferred Stock     ETF  464288687         6        140      SH              SOLE               140
iShares Silver Trust               ETF  46428Q109     3,231     110000      SH              SOLE            110000
Johnson & Johnson                  COM  478160104        18        260      SH              SOLE               260
JP Morgan Chase & Co.              COM  46625H100        23        525      SH              SOLE               525
Kraft Foods Group                  COM  50076Q106        11        233      SH              SOLE               233
Midcap SPDR Trust Series 1         ETF  78467Y107         5         25      SH              SOLE                25
Mondelez Intl Inc Cl A             COM  609207105        18        700      SH              SOLE               700
Onex Corporation                   COM  68272K103        15        360      SH              SOLE               360
Pfizer Inc.                        COM  717081103        28       1100      SH              SOLE              1100
PowerShares High Yield Corpora     ETF  73936T557    10,839     563050      SH              SOLE            563050
PowerShares QQQ ETF                ETF  73935A104    45,092     692340      SH              SOLE            692340
Powershares S&P 500 High Beta      ETF  73937B829     4,644     211850      SH              SOLE            211850
Regency Energy Partners LP         COM  75885Y107        22       1000      SH              SOLE              1000
Rydex S&P Equal Weight ETF         ETF  78355W106    43,275     811614      SH              SOLE            811614
Spdr Barclays High Yield ETF       ETF  78464A417     5,039     123775      SH              SOLE            123775
SPDR Gold Trust                    ETF  78463V107       647       3996      SH              SOLE              3996
SPDR S&P ETF Trust                 ETF  78462F103    46,584     327115      SH              SOLE            327115
Technology Spdr                    ETF  81369Y803        19        661      SH              SOLE               661
The Travelers Companies, Inc.      COM  89417E109        25        350      SH              SOLE               350
Trimas Corporation                 COM  896215209        15        550      SH              SOLE               550
Utilities Select SPDR ETF          ETF  81369Y886        18        520      SH              SOLE               520
Vanguard Mid Cap ETF               ETF  922908629        19        232      SH              SOLE               232
Western Refining Inc               COM  959319104        21        750      SH              SOLE               750

